SUMMARY OF RESTRICTED STOCK AWARD (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards, Granted	0	7,142	7,142	79,273
Vested number of RSA, Forfeited	143,023
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards, Granted	0
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested number of RSA, Forfeited	31,020
Restricted Stock [Member] | Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards, Beginning Balance	114,920
Weighted-average grant price, Beginning Balance	$ 3.56
FMV on grant date, Beginning Balance	$ 409,437
Vested number of RSA, Beginning Balance	32,008
Unvested number of RSA, Beginning Balance	82,912
Restricted stock awards, Granted	219,812
Weighted-average grant price, Granted	$ 1.82
FMV on grant date, Granted	$ 401,079
Vested number of RSA, Granted	174,043
Restricted stock awards, Forfeited
Weighted-average grant price, Forfeited
FMV on grant date, Forfeited
Vested number of RSA, Forfeited
Unvested number of RSA, Forfeited
Restricted stock awards, Ending Balance	806,392		114,920
Weighted-average grant price, Ending Balance	$ 4.33		$ 3.56
FMV on grant date, Ending Balance	$ 810,517		$ 409,437
Vested number of RSA, Ending Balance	206,051		32,008
Unvested number of RSA, Ending Balance	128,681		82,912